Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill

	In-process research and development £’000	Goodwill £’000	IT/Website costs £’000	Total £’000
Cost
At 1 January 2020	13,378	2,291	35	15,704
Disposal	–	–	(36)	(36)
Foreign exchange	–	–	1	1
At 31 December 2020	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669
Transfer from property, plant and equipment	–	–	122	122
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	110	15,779

	In-process research and development £’000	Goodwill £’000	IT/Website Costs £’000	Total £’000
Accumulated amortisation and impairment
At 1 January 2020	3,300	–	25	3,325
Amortisation charge for the year	–	–	10	10
Disposal	–	–	(36)	(36)
Impairment	10,078	2,291	–	12,369
Foreign exchange	–	–	1	1
At 31 December 2020	13,378	2,291	–	15,669
At 31 December 2021	13,378	2,291	–	15,669
Amortisation charge for the year	–	–	3	3
Transfer from property, plant and equipment	–	–	113	113
Disposal	–	–	(12)	(12)
At 31 December 2022	13,378	2,291	104	15,773
Net book value
At 31 December 2022	–	–	6	6
At 31 December 2021	–	–	–	–
At 31 December 2020	–	–	–	–